Securities - Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Oct. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 2,609		$ 2,609		$ 1,840
Dividend Income recognized	24	$ 16	82	$ 63
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	2,404		2,404		1,598
Dividend Income recognized	21	12	72	52
Preferred shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	205		205		$ 242
Dividend Income recognized	$ 3	$ 4	$ 10	$ 11